Share-Based Compensation - PCUs movement (Details) - PCUs - GasLog Partners LP $ in Thousands						12 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments	Apr. 01, 2019 EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Apr. 03, 2018 EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments						75,084	67,475
Granted during the year | EquityInstruments						26,308	24,608
Vested during the year | EquityInstruments		(24,925)		(16,999)		(24,925)	(16,999)
Outstanding at end of the year | EquityInstruments	76,467		75,084		67,475	76,467	75,084
Weighted average contractual life
Weighted average contractual life	1 year 3 months 4 days		1 year 3 months		1 year 4 months 17 days
Aggregate fair value
Outstanding at the beginning of the year | $						$ 1,595	$ 1,429
Granted during the year | $						605	576
Vested during the year | $						(410)	(410)
Outstanding at the end of the year | $	$ 1,790		$ 1,595		$ 1,429	$ 1,790	$ 1,595